Distribution of the Bank's profit, etc. - EPS Diluted (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Diluted earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 6,619	€ 6,204	€ 5,966
Remuneration of contingently convertible preference shares (PPC) (millions of euros)	(395)	(334)	(276)
Profit attributable to ordinary equity holders of parent including dilutive effects	6,224	5,870	5,690
Profit or Loss from continuing operations (net of non-controlling interests) (millions of euros)	€ 6,224	€ 5,870	€ 5,690
Weighted average number of shares outstanding	15,394,458,789	14,656,359,963	14,349,578,605
Dilutive effect of options/rights on shares	50,962,887	45,754,981	27,227,606
Adjusted number of shares	15,445,421,676	14,702,114,944	14,376,806,211
Total diluted earnings (loss) per share	€ 0.403	€ 0.399	€ 0.396
Diluted earnings per share from discontinued operations (euros)	0.00	0.00	0.00
Diluted earnings per share from continuing operations (euros)	€ 0.403	€ 0.399	€ 0.396